Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Cumulative Preferred Stock [Member]	Cumulative Convertible Preferred Stock [Member]	Participating Convertible Preferred Stock [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance at Mar. 31, 2022	$ 644,000	$ 3,041,000	$ 98,641,000	$ (128,879,000)	$ (26,468,000)	$ 632,051,000						$ 579,030,000
Net earnings	0	0	0	0	0	9,231,000						9,231,000
Cash dividends declared on preferred stock	0	0	0	0	0	(23,000)						(23,000)
Equity incentive program	0	0	150,000	0	0	0						150,000
Stock issued for profit sharing plan	0	0	76,000	0	0	0						76,000
Contribution of 401(k) match	0	0	0	1,515,000	0	0						1,515,000
Purchase treasury stock	0	0	0	(41,209,000)	0	0						(41,209,000)
Preferred stock conversion	(293,000)	8,000	285,000	0	0	0						0
Change in pension and postretirement benefits, net of tax expense (benefit) of $5,772, ($1,628) and $1,999, respectively	0	0	0	0	5,980,000	0						5,980,000
Balance at Mar. 31, 2023	351,000	3,049,000	99,152,000	(168,573,000)	(20,488,000)	641,259,000						554,750,000
Preferred stock, shares outstanding (in shares)							200,000	807,240	8,292
Common stock, shares outstanding (in shares)										5,928,424	1,707,241
Net earnings	0	0	0	0	0	63,318,000						63,318,000
Cash dividends declared on preferred stock	0	0	0	0	0	(23,000)	$ (3,000)					(23,000)
Equity incentive program	0	1,000	245,000	0	0	0						246,000
Stock issued for profit sharing plan	0	0	71,000	0	0	0						71,000
Contribution of 401(k) match	0	0	957,000	1,496,000	0	0						2,453,000
Purchase treasury stock	0	0	0	(33,030,000)	0	0						(33,030,000)
Change in pension and postretirement benefits, net of tax expense (benefit) of $5,772, ($1,628) and $1,999, respectively	0	0	0	0	(4,892,000)	0						(4,892,000)
Balance at Mar. 31, 2024	351,000	3,050,000	100,425,000	(200,107,000)	(25,380,000)	704,554,000						582,893,000
Preferred stock, shares outstanding (in shares)							200,000	807,240	8,292
Common stock, shares outstanding (in shares)										5,400,429	1,659,411
Net earnings	0	0	0	0	0	41,224,000						41,224,000
Cash dividends declared on preferred stock	0	0	0	0	0	(23,000)	$ (3,000)					(23,181)
Equity incentive program	0	1,000	174,000	0	0	0						175,000
Stock issued for profit sharing plan	0	0	6,000	0	0	0						6,000
Contribution of 401(k) match	0	0	1,766,000	1,029,000	0	0						2,795,000
Purchase treasury stock	0	0	0	(11,591,000)	0	0				$ (11,600,000)		(11,591,000)
Preferred stock conversion	(5,000)	0	5,000	0	0	0						0
Change in pension and postretirement benefits, net of tax expense (benefit) of $5,772, ($1,628) and $1,999, respectively	0	0	0	0	17,544,000	0						17,544,000
Balance at Mar. 31, 2025	$ 346,000	$ 3,051,000	$ 102,376,000	$ (210,669,000)	$ (7,836,000)	$ 745,755,000						$ 633,023,000
Preferred stock, shares authorized (in shares)							200,000	1,400,000	7,891
Common stock, shares authorized (in shares)										20,000,000	10,000,000
Preferred stock, shares outstanding (in shares)							200,000	807,240	7,891
Common stock, shares outstanding (in shares)										5,342,172	1,562,163
Preferred stock, stock amount							$ 50,000	$ 202,000	$ 94,000
Common stock, stock amount										$ 2,592,000	$ 459,000